Supplemental Cash Flow Disclosures - Non-Cash Transactions (Details) (USD $)	3 Months Ended	12 Months Ended		10 Months Ended			10 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2000 Common Stock [Member] Aldagen Inc [Member]
Conversion of convertible debt to common stock	$ 75,335	$ 924,904	$ 600,000
Common Stock issued for committed equity financing facility	262,500
Increase in fair value of embedded conversion option upon modification of convertible debt	151,032
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Issuance of Common Stock and warrants for release of security interest in patents	325,693
Obligation to issue shares for professional services	17,850	30,000	0	30,000			300
Warrants issued to investors in connection with the registered direct offering	3,601,354
Warrants issued to placement agent in connection with the registered direct offering	75,981
Preferred dividends paid by issuance of stock		82,500	333,556
Accrued dividends on preferred stock		0	346,236
Reclassification of derivative liabilities for modified warrant agreements		0	1,434,322
Discharge of previously deferred financing costs for modified warrant agreements		0	(136,543)
Derivative liability for embedded conversion option		0	2,085,513
Business combination:
Series E Preferred Stock		18,760,610,000			18,955,742	0
Issuance of contingent consideration		11,109,020	0
Issuance of replacement warrants		1,883,751	0
Common stock issued in satisfaction of subscription receivable		2,790,107	0
Effect of cancellation of escrowed shares		$ 195,132	$ 0